Segment information (Tables)	12 Months Ended
Dec. 31, 2021
Segment information
Schedule of revenue by region

	2021	2020
	$	$
United States	88,970,329	78,832,978
Canada	17,183,464	11,847,380
Europe and other	15,872,509	14,213,690

	122,026,302	104,894,048